POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - TOTAL BENEFIT PAYMENTS EXPECTED TO BE PAID (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Pension Plans, Defined Benefit [Member]
EXPECTED BENEFIT PAYMENTS
2014	$ 553
2015	545
2016	568
2017	596
2018	602
2019 - 2023	3,392
Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2014	208
2015	224
2016	237
2017	251
2018	266
2019 - 2023	$ 1,549